Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Income Tax Disclosure [Abstract]
2019	¥ 21,807
2020	12,618
2021	23,499
2022	18,174
2023	41,048
Thereafter	137,300
Indefinite period	39,176
Total	¥ 293,622